Stock Based Compensation (Summary of Restricted Stock Awards) (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested		$ 49,853	$ 59,029
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	725,753	725,753
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, beginning of period, Number of shares		15,691	17,641
Restricted stock granted, Number of shares		10,947	8,786
Restricted stock vested, Number of shares	(189)	(6,788)	(8,279)
Restricted stock forfeited, number of shares	(520)	(520)
Nonvested, end of period, Number of shares	19,330	19,330	18,148
Nonvested, beginning of period, Weighted average grant date fair value		$ 7.41	$ 7.13
Restricted stock granted, Weighted average grant date fair value		$ 8.00	$ 7.82
Restricted stock vested, Weighted average grant date fair value		$ 7.34	$ 7.13
Restricted stock forfeited, Weighted average grant date fair value		$ 8.00
Nonvested, end of period, Weighted average grant date fair value	$ 7.75	$ 7.75	$ 7.46
Intrinsic value of outstanding restricted stock awards where the market calie exceeds the exercise price	112,426.00	112,426.00	152,080.00
Intrinsic value of vested restricted stock awards where the market value exceeds the exercise price	$ 69,713	$ 69,713	$ 69,378